Business	9 Months Ended
Sep. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business

2. Business

The Company is a drug discovery company that uses biomarker technology to identify enzyme targets associated with serious common diseases and then designs novel compounds to attack those targets. The Company’s product pipeline is primarily focused on inhibitors of protein phosphatases, used alone and in combination with cytotoxic agents and/or x-ray and immune checkpoint blockers, and encompasses two major categories of compounds at various stages of pre-clinical and clinical development that the Company believes have broad therapeutic potential not only for cancer but also for other debilitating and life-threatening diseases.

The Company’s activities are subject to significant risks and uncertainties, including the need for additional capital. The Company has not yet commenced any revenue-generating operations, does not have positive cash flows from operations, and is dependent on periodic infusions of equity capital to fund its operating requirements.

Going Concern

At September 30, 2020, the Company had cash and cash equivalents of $1,076,248 available to fund its operations. Because the Company is currently engaged in Phase 2 clinical trials, it is expected that it will take a significant amount of time to develop any product or intellectual property capable of generating sustainable revenues. Accordingly, the Company’s business is unlikely to generate any sustainable operating revenues in the next several years and may never do so. In addition, to the extent that the Company is able to generate revenues through licensing its technologies or through product sales, there can be no assurance that the Company will be able to achieve positive earnings and operating cash flows.

The Company’s consolidated financial statements have been presented on the basis that it is a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company has not generated any revenues from operations to date and does not expect to do so in the foreseeable future. Furthermore, the Company has experienced recurring operating losses and negative operating cash flows since inception and has financed its working capital requirements during this period primarily through the recurring sale of its equity securities and the exercise of outstanding common stock options and purchase warrants.

As a result, management has concluded that there is substantial doubt about the Company’s ability to continue as a going concern within one year of the date that the consolidated financial statements are being issued. In addition, the Company’s independent registered public accounting firm, in their report on the Company’s consolidated financial statements for the year ended December 31, 2019, has also expressed substantial doubt about the Company’s ability to continue as a going concern.

The Company’s ability to continue as a going concern is dependent upon its ability to raise additional equity capital to fund its research and development activities and to ultimately achieve sustainable operating revenues and profitability. The Company’s consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

The amount and timing of future cash requirements depends on the pace and design of the Company’s clinical trial program, which, in turn, depends on the availability of operating capital to fund such activities. If the Company is able to complete the proposed public offering as discussed below in the approximate amount indicated, the Company estimates that such funding would provide sufficient working capital resources to fund the Company’s clinical trial program with respect to the development of its lead anti-cancer clinical compound LB-100 through at least December 2022. If the Company is not able to complete the proposed public offering as discussed below, the Company would attempt to raise additional capital to fund its clinical trial program through alternative financing sources.

As market conditions present uncertainty as to the Company’s ability to secure additional funds, there can be no assurances that the Company will be able to secure additional financing on acceptable terms, as and when necessary to continue to conduct operations. There is also significant uncertainty as to the effect that the coronavirus may have on the Company’s clinical trial schedule and the amount and type of financing available to the Company in the future.

If cash resources are insufficient to satisfy the Company’s ongoing cash requirements, the Company would be required to scale back or discontinue its clinical trial program, as well as its technology and product development efforts, or obtain funds, if available, through strategic alliances or joint ventures that could require the Company to relinquish rights to and/or control of LB-100, or to discontinue operations entirely.

Proposed Public Offering and Listing on The Nasdaq Capital Market

On November 2, 2020, the Company filed Amendment No. 2 to its Registration Statement on Form S-1 with the SEC to register and sell newly-issued shares of common stock in an underwritten public offering, currently estimated to generate gross proceeds of approximately $9,375,000, to fund the Company’s operating capital requirements for at least the next two years. However, there can be no assurances that such public offering will be completed, or that if completed, that such public offering will generate gross proceeds of approximately $9,375,000.

On October 21, 2020, the Company’s application to have its shares of common stock listed for trading on The Nasdaq Capital Market under the symbol “LIXT” was approved, subject to notice of issuance of the shares in the public offering.

Reverse Stock Split

On July 14, 2020, the Board of Directors of the Company approved a 1-for-6 reverse split of the Company’s outstanding shares of common stock. Holders of a majority of shares of the Company’s common stock have provided their consent for such reverse stock split. The Company intends to implement such reverse stock split upon receiving regulatory approval for such action, and concurrently with the completion of the public offering.

All common share and per share amounts presented herein are on a pre-split basis.